Document And Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	Green Bancorp, Inc.
Trading Symbol	gnbc
Entity Central Index Key	0001606363
Document Type	S-4
Amendment Flag	false
Entity Filer Category	Accelerated Filer
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2016